RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 39 - RELATED PARTY TRANSACTIONS

Below are summarized the commercial transactions and respective balances with related parties of the Company:

39.1 - Main transactions occurred in 2024

Related Parties	Date of Operation	Object of the Contract	Transaction Amount
Eletrobras and Chapada do Piauí I Holding S/A.	6/7/2024	Issuance of a bank guarantee by a market financial institution (Banco BTG Pactual) as a guarantee to be provided in favor of creditors of the debt contracts of SPE Chapada do Piauí I, in accordance with an obligation previously established within the scope of such contracts. Eletrobras will provide a personal guarantee to the Guarantor in an amount equivalent to its shareholding in the Related Party, guaranteeing the obligations of the SPE in the event of default by the latter, enabling the issuance of the bank guarantee.	63,000
Chesf and CGT Eletrosul	6/17/2024	Sale of up to 2,334,742,000 common shares issued by Jirau Energia, representing up to 20% of the capital stock of the SPE, owned by Eletrobras CGT Eletrosul, to Eletrobras Chesf.	1,891,300

39.2 - Transactions with related parties

The commercial transactions and respective balances with related parties are summarized below:

	12/31/2024			12/31/2023
	Jointly controlled		Post-employment	Jointly controlled		Post-employment
Reserve	companies	Associates	benefit entities	companies	Associates	benefit entities
Assets
Clients	154,736	3,788	—	53,495	—	—
Dividends / Interest on own capital receivable	242,835	465,159	—	230,199	599,676	—
Other assets	1,286	41,056	59,712	709	46,306	146,981
	398,857	510,003	59,712	284,403	645,982	146,981

Passive items
Suppliers	6,255	—	—	23,121	—	459
Provisions	—	—	177,503	—	—	285,659
Social security contribution	—	—	12,907	—	—	29,237
Actuarial debt agreements	—	—	2,907,762	—	—	3,014,599
Sundry obligations	38,940	—	—	39,910	—	2,081
Loans and financing	—	—	—	—	—	1,172
Purchase of electricity	23,646	—	—	49,584	—	—
Other liabilities	—	—	63,648	—	—	141,649
	68,841	—	3,161,820	112,615	—	3,474,856

	12/31/2024		12/31/2023
	Jointly controlled	Post-employment	Jointly controlled		Post-employment
Result	companies	benefit entities	companies	Associates	benefit entities
Revenue from the use of electricity	401,993	—	179,157	—	—
Income from services rendered	7,324	—	43,649	—	—
Other Revenues	299,018	53	2,276	—	10,838
Interest income, commissions and exchange rates and variations	25,113	186	65,732	13,804	—
Purchase/sale of electricity	(543,908)	—	35,514	—	—
Network use charges	(57,723)	—	(104,629)	—	—
Other expenses	78,749	(244,812)	(133,289)	(78,768)	(107,915)
Financial expenses	(12)	(43,161)	—	—	(14,618)
	210,554	(287,734)	88,410	(64,964)	(111,695)

39.3 - Remuneration of key personnel

	12/31/2024	12/31/2023
Short-term benefits	64,820	92,851
Post-employment benefits	2,165	2,641
Shares based remuneration	17,820	28,594
Other long-term benefits	1,395	—
	86,200	124,086

Accounting Policy

A related party is a person or entity that is related to the Company. For purposes of presentation in the financial statements, only balances with relevant related parties are reported. In preparing the financial statements, intercompany transactions and balances with controlled related parties are eliminated.